Operating assets and liabilities - Leases - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Lease term	12 months
Lease liability, amount excluded	kr 2,760
Lease costs		kr 1,299